Equity and Divestitures (Tables)	6 Months Ended
Jun. 30, 2026
Equity and Divestitures [abstract]
Schedule of Illustrates the Shareholders’ Equity

The following table illustrates the shareholders’ equity of the Company after being retrospectively adjusted by the share split in line with capital restructuring of the Group in conjunction with the SPAC merger:

Shares
As of January 1, 2025	3,843,743
Shares issued	6,188,967
As of December 31, 2025	10,032,710
Shares issued	2,187,777
As of June 30, 2026 (*)	12,220,487

(*)	The Company has a total of 388,737 reserved shares that have been authorized but not issued as of June 30, 2026. Thus, the total outstanding shares authorized and issued is 12,609,224 as of June 30, 2026.

Schedule of Recognized the Following Warrant Obligations

The Group has recognized the following warrant obligations:

	Public Warrants	Private Placement Warrants	Total
Balance at December 31, 2024	3,441	4,222	7,663
Change in fair value	688	1,124	1,812
Balance at December 31, 2025	4,129	5,346	9,475
Change in fair value	(915)	(1,185)	(2,100)
Balance at June 30, 2026	3,214	4,161	7,375

Schedule of Non-Controlling Interests in Mercos

The following table summarizes the movement in the Company’s non-controlling interests in Mercos:

At January 1, 2025	7,181
Share of profit for the year	6,033
Distributions to non-controlling interest	(18,835)
At December 31, 2025	(5,621)
Share of profit for the period	3,698
Distributions to non-controlling interest	(5,684)
At June 30, 2026	(7,607)